Debt and Commitments	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt and Commitments

15. DEBT AND COMMITMENTS

[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2014	2013
Senior Notes at interest rate of 3.625% [note 15[c]]	$750	$—
Bank term debt at a weighted average interest rate of approximately 8.2% [2013 – 6.3%], denominated primarily in Chinese renminbi and Brazilian real	173	239
Government loans at a weighted average interest rate of approximately 5.5% [2013 – 5.9%], denominated primarily in euros and Brazilian real	19	26
Other	53	67

	995	332
Less due within one year	184	230

	$811	$102

[b]	Future principal repayments on long-term debt are estimated to be as follows:

2015	$184
2016	25
2017	12
2018	16
2019	2
Thereafter	756

$995

[c]	On June 16, 2014, the Company issued $750 million of 3.625% fixed-rate Senior Notes which mature on June 15, 2024. The Senior Notes are senior unsecured obligations, interest is payable on June 15 and December 15 of each year, and do not include any financial covenants. The Company may redeem the Senior Notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.

[d]	On May 16, 2014, the Company’s $2.25 billion revolving credit facility maturing June 20, 2018 was extended to June 20, 2019. The facility includes a $200 million Asian tranche, a $50 million Mexican tranche and a tranche for Canada, U.S. and Europe, which is fully transferable between jurisdictions and can be drawn in U.S. dollars, Canadian dollars or euros.

[e]	Interest expense, net includes:

	2014	2013	2012
Interest expense
Current	$26	$26	$27
Long-term	21	8	7

	47	34	34
Interest income	(18)	(18)	(18)

Interest expense, net	$29	$16	$16

[f]	Interest paid in cash was $45 million for the year ended December 31, 2014 [2013—$32 million; 2012 - $32 million].

[g]	At December 31, 2014, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2015	$306
2016	273
2017	237
2018	188
2019	168
Thereafter	382

$1,554

For the year ended December 31, 2014, operating lease expense was $344 million [2013—$363 million; 2012—$325 million].

[h]	The Company had agreements with its founder and certain affiliated entities for the provision of business development, consulting and other business services which ended on December 31, 2014. The cost of these agreements was measured at the exchange amount. The aggregate amount expensed under these agreements with respect to the year ended December 31, 2014 was $57 million [2013—$52 million; 2012—$47 million].